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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21664

                          Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  July 31, 2004 through June 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                             -----------------------
                                  CULLEN VALUE
                                      FUND

                                     Annual
                                     Report

                                    6/30/05

                                     [LOGO]
                                    PIONEER
                                 Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        1
Portfolio Summary                                            2
Prices and Distributions                                     3
Performance Update                                           4
Comparing Ongoing Fund Expenses                              8
Portfolio Management Discussion                             10
Schedule of Investments                                     14
Financial Statements                                        18
Notes to Financial Statements                               26
Report of Independent Registered Public Accounting Firm     32
Trustees, Officers and Service Providers                    33

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/05
--------------------------------------------------------------------------------

 Dear Shareowner,
--------------------------------------------------------------------------------

Welcome to Pioneer. We thank you for your investment in Pioneer Cullen Value Fund and are pleased to provide you with the Fund's first shareholder report since Pioneer Investment Management, Inc., acquired the Fund in February of this year.

The U.S. economy has expanded at an annualized rate of at least three percent for eight straight quarters, a feat it last achieved in the 1980s. Job conditions are strengthening as well: by mid-year, the unemployment rate had fallen to 5.0% for the first time since September 11, 2001. Retail sales trends
- apart from automobiles - were upbeat as sunnier employment prospects sent consumers to the malls. And with the economy expanding, corporate profits have been moving ahead smartly.

The dollar's rebound positively affected foreign markets. Europe's stock markets performed better than business and political conditions might suggest, and Japan's market inched higher.

In the interview on page 10 of this report, James P. Cullen, the Fund's portfolio manager since its inception, discusses his investment strategies and how these strategies affected the Fund's performance over the past year.

Who we are

For over 77 years, Pioneer Investments has been a leading innovator in the investment management industry worldwide. We have steadily maintained and nurtured an investment process that seeks out what we believe are the very best opportunities around the globe, while not compromising on risk management. For the latest information about Pioneer funds, I invite you to visit us at www.pioneerfunds.com.

Large or small? Bonds or stocks? Domestic or international?

Just what your mix of investments should be isn't a question to be taken lightly. Much of your long-term return will depend on the kinds of investments you own, not just the individual items in your portfolio. For an analysis of your holdings and some ideas to help bring your investments in line with your aspirations, talk to your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


Respectfully,
/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/05
--------------------------------------------------------------------------------

 Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]


U.S Common Stocks                                   73.9%
Depositary Receipts for International Stocks        13.7%
Temporary Cash Investment                           12.4%

 Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]


Financials                       27.6%
Consumer Staples                 14.1%
Health Care                      13.1%
Industrials                      12.1%
Energy                            8.9%
Materials                         8.4%
Consumer Discretionary            7.4%
Information Technology            7.2%
Telecommunication Services        1.2%

 10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

1.   Chubb Corp.                 3.86%      6.   Allstate Corp.        3.79%
2.   Diageo Plc (A.D.R.)         3.84       7.   Home Depot, Inc.      3.75
3.   Bristol-Myers Squibb Co.    3.84       8.   Anglo American Plc    3.74
4.   GlaxoSmithKline Plc         3.83       9.   Canadian National     3.72
                                                 Railway Co.
5.   J.P. Morgan Chase & Co.     3.83      10.   MetLife, Inc.         3.68

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Cullen Value Fund
-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
-----------------------------------------------------------------------------

Net Asset Value Per Share
-----------------------------------------------------------------------------


 Class   6/30/05   6/30/04
------- --------- --------
    A   $16.19    $13.96


 Class   6/30/05   2/28/05
------- --------- --------
    B   $16.15    $16.05
    C   $16.15    $16.05
    Y   $16.20    $16.05

Distributions Per Share
-----------------------------------------------------------------------------


                     7/1/04 - 6/30/05
        ------------------------------------------
                       Short-Term      Long-Term
 Class   Dividends   Capital Gains   Capital Gains
------- ----------- --------------- --------------
A       $0.0341     $0.3417           $ -
B       $   -       $   -             $ -
C       $   -       $   -             $ -
Y       $   -       $   -             $ -

-----------------------------------------------------------------------------
INDEX DEFINITIONS
-----------------------------------------------------------------------------

The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The index defined here pertains to the Value of $10,000 Investment charts on pages 4-7.

Pioneer Cullen Value Fund
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                               CLASS A SHARES
-----------------------------------------------------------------------------
Investment Returns
-----------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund at public offering price, compared to that of the Standard & Poor's (S&P) 500 Index.

Value of $10,000 Investment

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]


           Pioneer             S&P 500
           Cullen               Index
          Value Fund
 Jul-00      9425              10000
 Jun-01     10341               8654
            10912               7100
 Jun-03     10362               7117
            12874               8476
 Jun-05     15296               9009

-----------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)

                                  Net         Public
                              Asset Value    Offering
Period                           (NAV)      Price (POP)
 Life-of-Class               10.95%         9.65%
 (7/1/00)
 1 Year                      18.81         11.99
-----------------------------------------------------------------

--------------------------------

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   POP returns reflect deduction of maximum 5.75% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The performance of each class of the fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge, (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of the Cullen Value Fund. The Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05.

Pioneer Cullen Value Fund
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                              CLASS B SHARES
-----------------------------------------------------------------------------

Investment Returns
-----------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the Standard & Poor's (S&P) 500 Index.


Value of $10,000 Investment

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]


            Pioneer
            Cullen
            Value    S&P 500
            Fund     Index
Jul-00      10000    10000
Jun-01      10970     8654
            11576     7100
Jun-03      10992     7117
            13657     8476
Jun-05      16086     9009

---------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)
                                 If          If
Period                          Held      Redeemed
 Life-of-Class
 (2/28/05)                    0.62%     -3.38%
 1 Year                      18.52      14.52
---------------------------------------------------------------------------

--------------------------------

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   "If Redeemed" reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The performance of each class of the fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge, (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of the Cullen Value Fund. The Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05.

Pioneer Cullen Value Fund
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                              CLASS C SHARES
-----------------------------------------------------------------------------

Investment Returns
-----------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

Value of $10,000 Investment

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]


               Pioneer      S&P
               Cullen       500
               Value       Index
               Fund
Jul-00          10000      10000
Jun-01          10970       8654
                11576       7100
Jun-03          10992       7117
                13657       8476
Jun-05          16186       9009


-------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)
                                 If          If
Period                          Held      Redeemed
 Life-of-Class
 (7/1/96)                     0.62%     -0.38%
 1 Year                      18.52      18.52
-------------------------------------------------------------------------

--------------------------------

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The performance of each class of the fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge, (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of the Cullen Value Fund. The Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05.

Pioneer Cullen Value Fund
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                               CLASS Y SHARES
-----------------------------------------------------------------------------

Investment Returns

-----------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

Value of $10,000 Investment

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]


            Pioneer
            Cullen    S&P
            Value     500
            Fund     Index
Jul-00     10000    10000
Jun-01     10970     8654
           11576     7100
Jun-03     10992     7117
           13657     8476
Jun-05     16237     9009

------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2005)
                                 If         If
Period                          Held     Redeemed
 Life-of-Class
 (2/28/05)                    0.93%      0.93%
 1 Year                      18.88      18.88
-------------------------------------------------------------

--------------------------------

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The performance of each class of the fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge, (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of the Cullen Value Fund. The Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value Fund

Based on actual returns from January 1, 2005 through June 30, 2005

Share Class                           A            B            C            Y
---------------------------------------------------------------------------------
 Beginning Account Value         $1,000.00    $1,000.00    $1,000.00    $1,000.00
 On 1/1/05
 Ending Account Value            $1,188.10    $1,006.20    $1,006.20    $1,009.30
 On 6/30/05
 Expenses Paid During Period*    $   18.16    $   21.07    $   21.57    $    9.95

* Expenses are equal to the Fund's annualized expense ratio of 1.66%, 2.10%, 2.15% and 0.99%, for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2005 through June 30, 2005

Share Class                           A            B            C            Y
----------------------------------------------------------------------------------
 Beginning Account Value         $1,000.00    $1,000.00    $1,000.00    $1,000.00
 On 1/1/05
 Ending Account Value            $1,016.56    $1,014.38    $1,014.13    $1,019.89
 On 6/30/05
 Expenses Paid During Period*    $   16.74    $   21.15    $   21.65    $   10.00

* Expenses are equal to the Fund's annualized expense ratio of 1.66%, 2.10%, 2.15% and 0.99% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

The 12 months ending June 30, 2005 constituted a volatile period for equity investing, with companies having healthy balance sheets and strong earnings growth tending to outperform the general market. In the following interview, James P. Cullen, head of Cullen Capital Management and the Fund's portfolio manager, discusses the factors that influenced the performance of Pioneer Cullen Value Fund during the 12-month period.

Q:   How did the Fund perform?

A: Pioneer Cullen Value Fund performed very well, substantially outperforming its index as well as its competitive funds average. For the 12 months ended June 30, 2005, the Fund's Class A shares had a total return of 18.81% at net asset value. During the same period, the Fund's benchmark, the Standard & Poor's 500 Index had a return of 6.32%, while the average return of the 467 funds in Lipper's Multi-Cap Value Category was 10.72%.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   How is Pioneer Cullen Value Fund managed?

A: We maintained our established investment discipline, focusing on the stocks of companies with lower-than average price to earnings (p/e) and price to book (p/b) ratios, high dividend yields and strong balance sheets. At the start of 2005, for example, the price-to-earnings ratio of our holdings was about 13.5, substantially lower than the market average. (Price-to-earnings ratio is the price of a stock divided by its earnings per share.) During the first six months of 2005, our holdings showed an average earnings growth rate of about 20%.

     We sought to take advantage of the globalization theme to invest in U.S. companies that have shown that they can be global competitors. We also invested about 25% of the Fund in international stocks that we find attractive from a valuation standpoint.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Following the value-based strategy that we have used since 1982, we maintained a concentrated portfolio of about 33 companies, with a typical position in each holding of approximately 3% of Fund assets. Our portfolio is constructed based on our intensive fundamental analysis of the strengths and potential of each company. This concentrated portfolio allows our analysts to understand each company and has led to consistently attractive returns on a risk-adjusted basis over the long term. (Of course, past performance is no guarantee of future results.) While the number of holdings is relatively low, we keep the Fund well diversified across a broad range of industries.

Q: What were some of the companies that contributed positively to performance during the fiscal year?

A: One of our top performers was United Defense Industries, a defense contractor which was acquired at a premium by BEA Systems, a corporation based in the United Kingdom. Its stock price jumped by more than 100% for the year.

     The valuation of Cameco, a Canadian-based uranium mining company, also doubled during the 12 months. As the company's valuation continued to climb, we reduced our position. Another Canadian investment that produced excellent results was Canadian Pacific Railway, which produced a 28% total return for the period.

     Several strong performers came from the insurance industry. Allstate's stock price rose by 34%, Chubb's valuation climbed by 30%, and MetLife's appreciated by 47% during the 12 months.

     While automotive stocks in general struggled during the year, one of our best performers was Borg-Warner, which successfully has used technology to increase its competitiveness internationally, establishing relationships with automobile manufacturers in Asia and Europe. Its stock price appreciated by more than 39% over the 12 months.

     Cemex, the Mexican-based cement company with a global business, benefited from strong housing construction activity. Its valuation rose by 42%. Lafarge, a U.S. company in the same industry, was a beneficiary of the same trend.

     As world oil prices climbed during the period, the stock prices of Conoco-Phillips and Anadarko Petroleum, an exploration and production company, were both strong performers. As the rally in

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05                            (continued)
--------------------------------------------------------------------------------

     energy stocks continued, we took profits and sold our positions in several other large-cap energy companies, including British Petroleum, EnCana (Canadian), Lukoil (Russian) and Petrol China.

     In a very different global market, the valuation of Bunge, a Brazilian-based agricultural products corporation, rose by 73% as demand grew for soybean-based products.

Q:   Were there any disappointments?

A: Yes. We held a position in a convertible security issued by Ford Motor, but we sold that investment after it declined by 20%. We also liquidated our investment in Sappi, a South African-based paper company, which likewise had fallen by 20%.

     Merck, the major U.S.-based pharmaceutical company, declined sharply before we sold it at the end of 2004. It faced a series of challenges and was forced to withdraw from the market its best-selling pain medication Vioxx because of possible links to cardiac problems.

     General Mills, the food processing company, declined by 15% over the year. It was squeezed by rising commodity prices that it was not able to pass along to consumers, but we still hold the stock as we believe it has long-term potential.

Q:   What is your investment outlook?

A: We are long-term investors and strive to invest in companies with low stock valuations and excellent potential to generate good earnings growth over at least a five-year span. On June 30, 2005, the end of this past fiscal year, the average price/earnings ratio of our stock holdings was only about 13 times 2005 earnings.

     We have assembled a portfolio of companies with good dividend yields. We think that corporations with healthy balance sheets, strong cost-controls, and the ability to pay competitive dividends will continue to be good investments in this more risk-averse investment environment. We will continue to favor companies with those characteristics, while at the same time looking for value opportunities among companies with the potential to increase their international business.

At times, the Fund may focus its investments in one industry or on a group of related industries. To the extent the Fund emphasizes investments in a market segment, the Fund will be more susceptible

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

to adverse economic, political or regulatory developments affecting those industries than a portfolio that invests more broadly and as a result may experience greater market fluctuation than a fund without the same focus. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in mid-sized companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05
--------------------------------------------------------------------------------

  Shares                                                        Value
             COMMON STOCKS - 87.4%
             Energy - 7.7%
             Coal & Consumable Fuels - 0.8%
 24,300      Cameco Corp.                                 $ 1,087,425
                                                          -----------
             Integrated Oil & Gas - 2.8%
 65,301      ConocoPhillips                               $ 3,754,154
                                                          -----------
             Oil & Gas Exploration & Production - 4.1%
 47,200      Anadarko Petroleum Corp.                     $ 3,877,480
 20,500      Kerr-McGee Corp.                               1,564,355
                                                          -----------
                                                          $ 5,441,835
                                                          -----------
             Total Energy                                 $10,283,414
                                                          -----------
             Materials - 7.4%
             Construction Materials - 3.2%
 98,172      Cemex SA (A.D.R.)                            $ 4,164,456
                                                          -----------
             Diversified Metals & Mining - 3.3%
183,350      Anglo American Plc                           $ 4,308,725
                                                          -----------
             Forest Products - 0.9%
 19,200      Weyerhaeuser Co.                             $ 1,222,080
                                                          -----------
             Total Materials                              $ 9,695,261
                                                          -----------
             Capital Goods - 4.9%
             Aerospace & Defense - 3.2%
107,900      Raytheon Co.                                 $ 4,221,048
                                                          -----------
             Industrial Conglomerates - 1.7%
 65,100      General Electric Co.                         $ 2,255,715
                                                          -----------
             Total Capital Goods                          $ 6,476,763
                                                          -----------
             Transportation - 5.7%
             Railroads - 5.7%
 74,200      Canadian National Railway Co.                $ 4,277,630
 92,400      Canadian Pacific Railway, Ltd.                 3,188,724
                                                          -----------
                                                          $ 7,466,354
                                                          -----------
             Total Transportation                         $ 7,466,354
                                                          -----------

14 The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Shares                                                    Value
             Automobiles & Components - 3.2%
             Auto Parts & Equipment - 3.2%
 77,800      Borg-Warner Automotive Inc.                $ 4,175,526
                                                        -----------
             Total Automobiles & Components             $ 4,175,526
                                                        -----------
             Retailing - 3.3%
             Home Improvement Retail - 3.3%
111,000      Home Depot, Inc.                           $ 4,317,900
                                                        -----------
             Total Retailing                            $ 4,317,900
                                                        -----------
             Food, Beverage & Tobacco - 12.3%
             Agricultural Products - 4.0%
 80,000      Archer Daniels Midland Co.                 $ 1,710,400
 56,300      Bunge, Ltd.                                  3,569,420
                                                        -----------
                                                        $ 5,279,820
                                                        -----------
             Distillers & Vintners - 3.4%
 74,650      Diageo Plc (A.D.R.)                        $ 4,426,745
                                                        -----------
             Packaged Foods & Meats - 4.9%
 61,400      General Mills, Inc.                        $ 2,872,906
 56,100      Nestle SA (A.D.R.)                           3,589,446
                                                        -----------
                                                        $ 6,462,352
                                                        -----------
             Total Food, Beverage & Tobacco             $16,168,917
                                                        -----------
             Pharmaceuticals & Biotechnology - 11.5%
             Pharmaceuticals - 11.5%
176,850      Bristol-Myers Squibb Co.                   $ 4,417,713
 90,950      GlaxoSmithKline Plc (A.D.R.)                 4,411,985
 33,300      Johnson & Johnson                            2,164,500
148,550      Pfizer, Inc.                                 4,097,009
                                                        -----------
                                                        $15,091,207
                                                        -----------
             Total Pharmaceuticals & Biotechnology      $15,091,207
                                                        -----------
             Banks - 7.0%
             Diversified Banks - 6.0%
 92,600      Bank of America Corp.                      $ 4,223,486
 74,600      Wachovia Corp.                               3,700,160
                                                        -----------
                                                        $ 7,923,646
                                                        -----------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05                                    (continued)
--------------------------------------------------------------------------------


  Shares                                                        Value
             Regional Banks - 1.0%
 30,500      Compass Bancshares Inc                        $  1,372,500
                                                           ------------
             Total Banks                                   $  9,296,146
                                                           ------------
             Diversified Financials - 7.1%
             Investment Banking & Brokerage - 2.9%
 70,250      Merrill Lynch & Co., Inc.                     $  3,864,453
                                                           ------------
             Diversified Financial Services - 4.2%
 23,600      Citigroup, Inc.                               $  1,091,028
124,850      J.P. Morgan Chase & Co.                          4,409,702
                                                           ------------
                                                           $  5,500,730
                                                           ------------
             Total Diversified Financials                  $  9,365,183
                                                           ------------
             Insurance - 9.9%
             Life & Health Insurance - 3.2%
 94,350      MetLife, Inc.                                 $  4,240,089
                                                           ------------
             Property & Casualty Insurance - 6.7%
 73,000      Allstate Corp.                                $  4,361,750
 51,950      Chubb Corp.                                      4,447,440
                                                           ------------
                                                           $  8,809,190
                                                           ------------
             Total Insurance                               $ 13,049,279
                                                           ------------
             Technology Hardware & Equipment - 6.3%
             Computer Hardware - 3.2%
178,100      Hewlett-Packard Co.                           $  4,187,131
                                                           ------------
             Technology Distributors - 3.1%
152,600      Arrow Electronics, Inc.*                      $  4,144,616
                                                           ------------
             Total Technology Hardware & Equipment         $  8,331,747
                                                           ------------
             Telecommunication Services - 1.1%
             Wireless Telecommunication Services - 1.1%
 23,800      America Movil Series L (A.D.R.)               $  1,418,718
                                                           ------------
             Total Telecommunication Services              $  1,418,718
                                                           ------------
             TOTAL COMMON STOCKS
             (Cost $105,803,501)                           $115,136,415
                                                           ------------

16 The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Principal
    Amount                                                                 Value
                 TEMPORARY CASH INVESTMENT - 12.4%
                 Repurchase Agreement - 12.4%
$16,300,000      UBS, 2.75%, dated 6/30/05, repurchase price of
                 $16,300,000 plus accrued interest on 7/1/05
                 collateralized by 16,564,000 U.S. Treasury Note,
                 2.0%, 8/31/05                                        $ 16,300,000
                                                                      ------------
                 TOTAL TEMPORARY CASH INVESTMENT
                 (Cost $16,300,000)                                   $ 16,300,000
                                                                      ------------
                 TOTAL INVESTMENT IN SECURITIES - 99.8%
                 (Cost $122,103,501)                                  $131,436,415
                                                                      ------------
                 OTHER ASSETS AND LIABILITIES - 0.2%                  $    349,827
                                                                      ------------
                 TOTAL NET ASSETS - 100.0%                            $131,786,242
                                                                      ============

(A.D.R.) American Depositary Receipt


      *  Non-income producing security



(a)  At June 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $122,131,257 was as follows:

     Aggregate gross unrealized gain for all investments in which
     there is an excess of value over tax cost                        $ 10,352,534

     Aggregate gross unrealized loss for all investments in which
     there is an excess of tax cost over value                          (1,047,376)
                                                                       -----------
     Net unrealized gain                                              $  9,305,158
                                                                       ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended June 30, 2005 aggregated $99,336,653 and $22,828,150, respectively.

The accompanying notes are an integral part of these financial statements.   17

Pioneer Cullen Value Fund
-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05
-----------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $122,103,501)           $131,436,415
  Receivables -
    Fund shares sold                                        4,036,269
    Dividends, interest and foreign taxes withheld            170,869
                                                         ------------
     Total assets                                        $135,643,553
                                                         ------------
LIABILITIES:
  Payables -
    Investment securities purchased                      $  3,747,436
    Fund shares repurchased                                    14,677
  Due to bank                                                  52,989
  Due to affiliates                                            12,028
  Accrued expenses                                             30,181
                                                         ------------
     Total liabilities                                   $  3,857,311
                                                         ------------
NET ASSETS:
  Paid-in capital                                        $117,932,484
  Undistributed net investment income                         301,122
  Accumulated net realized gain on investments              4,219,722
  Net unrealized gain on investments                        9,332,914
                                                         ------------
     Total net assets                                    $131,786,242
                                                         ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $98,690,206/6,095,757 shares)        $      16.19
                                                         ============
  Class B (based on $12,454,187/771,114 shares)          $      16.15
                                                         ============
  Class C (based on $15,560,018/963,489 shares)          $      16.15
                                                         ============
  Class Y (based on $5,081,831/313,599 shares)           $      16.20
                                                         ============
MAXIMUM OFFERING PRICE:
  Class A ($16.19 [divided by] 94.25%)                   $      17.18
                                                         ============

18 The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------
For the Year Ended 6/30/05


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $12,478)     $1,070,681
  Interest                                                    123,262
                                                           ----------
     Total investment income                                                $1,193,943
                                                                            ----------
EXPENSES:
  Management fees                                          $  442,781
  Transfer agent fees and expenses
    Class A                                                    43,088
    Class B                                                     1,590
    Class C                                                     2,898
    Class Y                                                         1
  Distribution fees
    Class A                                                   109,081
    Class B                                                    15,824
    Class C                                                    20,669
  Administrative reimbursements                                54,573
  Custodian fees                                               10,489
  Registration fees                                            91,127
  Professional fees                                            37,446
  Printing expense                                             20,019
  Fees and expenses of nonaffiliated trustees                   4,245
  Miscellaneous                                                17,621
                                                           ----------
     Total expenses before recoupment                                       $  871,452
     Expense recoupment paid to Cullen LLC                                       8,476
     Expenses reimbursed by Pioneer Investment
       Management, Inc.                                                         (3,587)
     Less fees paid indirectly                                                    (475)
                                                                            ----------
     Total expenses after recoupment                                        $  875,866
                                                                            ----------
       Net investment income                                                $  318,077
                                                                            ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                          $4,252,733
                                                                            ----------
  Change in net unrealized gain on investments                              $3,255,864
                                                                            ----------
    Net gain on investments                                                 $7,508,597
                                                                            ----------
    Net increase in net assets resulting from operations                    $7,826,674
                                                                            ==========

The accompanying notes are an integral part of these financial statements.   19

Pioneer Cullen Value Fund
-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------
For the Years Ended 6/30/05 and 6/30/04, respectively.

                                                             Year Ended         Year Ended
                                                               6/30/05            6/30/04
FROM OPERATIONS:
Net investment income                                     $    318,077       $    69,097
Net realized gain on investments                             4,252,733         2,295,349
Change in net unrealized gain on investments                 3,255,864         3,409,688
                                                          -------------      ------------
    Net increase in net assets resulting
     from operations                                      $  7,826,674       $ 5,774,134
                                                          -------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.03 and $0.04 per share, respectively)     $    (88,361)      $   (95,299)
Net realized gain:
    Class A ($0.34 and $0.00 per share, respectively)         (883,696)                -
                                                          -------------      ------------
     Total distributions to shareowners                   $   (972,057)      $   (95,299)
                                                          -------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $106,794,984       $19,822,203
Reinvestment of distributions                                  950,212            66,093
Cost of shares repurchased                                 (15,902,650)      (14,712,926)
                                                          -------------      ------------
    Net increase in net assets resulting from Fund
     share transactions                                   $ 91,842,546       $ 5,175,370
                                                          -------------      ------------
    Net increase in net assets                            $ 98,697,163       $10,854,205
NET ASSETS:
Beginning of year                                           33,089,079        22,234,874
                                                          -------------      ------------
End of year (including undistributed net investment
  income of $301,122 and $66,168, respectively)           $131,786,242       $33,089,079
                                                          =============      ============


20 The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

CLASS A                           '05 Shares     '05 Amount       '04 Shares      '04 Amount
Shares sold                       4,640,579    $  73,188,711       1,494,916    $  19,822,203
Reinvestment of distributions        61,863          950,212           4,762           66,093
Less shares repurchased            (976,685)     (15,077,848)     (1,101,913)     (14,712,926)
                                  ---------    -------------      ----------    -------------
    Net increase                  3,725,757    $  59,061,075         397,765    $   5,175,370
                                  =========    =============      ==========    =============
CLASS B*
Shares sold                         785,985    $  12,567,804
Less shares repurchased             (14,871)        (239,194)
                                  ---------    -------------
    Net increase                    771,114    $  12,328,610
                                  =========    =============
CLASS C*
Shares sold                         991,658    $  15,875,910
Less shares repurchased             (28,169)        (449,169)
                                  ---------    -------------
    Net increase                    963,489    $  15,426,741
                                  =========    =============
CLASS Y*
Shares sold                         322,051    $   5,162,559
Less shares repurchased              (8,452)        (136,439)
                                  ---------    -------------
    Net increase                    313,599    $   5,026,120
                                  =========    =============

* Class B, Class C and Class Y shares were first publicly offered on February 28, 2005.

The accompanying notes are an integral part of these financial statements.   21

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            Year Ended   Year Ended
CLASS A                                                                     6/30/05(a)     6/30/04
Net asset value, beginning of period                                         $ 13.96      $ 11.27
                                                                             -------      -------
Increase (decrease) from investment operations:
 Net investment income                                                       $  0.05      $  0.02
 Net realized and unrealized gain (loss) on investments                         2.55         2.71
                                                                             -------      -------
   Net increase (decrease) from investment operations                        $  2.60      $  2.73
Distributions to shareowners:
 Net investment income                                                         (0.03)       (0.04)
 Net realized gain                                                             (0.34)           -
                                                                             -------      -------
Net increase (decrease) in net asset value                                   $  2.23      $  2.69
                                                                             -------      -------
Net asset value, end of period                                               $ 16.19      $ 13.96
                                                                             =======      ========
Total return*                                                                  18.81%       24.24%
Ratio of net expenses to average net assets+                                    1.66%        1.92%
Ratio of net investment income (loss) to average net assets+                    0.62%        0.32%
Portfolio turnover rate                                                           49%          70%
Net assets, end of period (in thousands)                                     $98,690      $33,089
Ratios with no reimbursement/recoupment of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Total expenses before recoupment (reimbursement)                               1.64%        1.92%
 Net investment income (loss)                                                   0.64%        0.32%
Ratios with reimbursement/recoupment of management fees and
 assumption of expenses by PIM and reduction for fees paid indirectly:
 Total expenses after recoupment (reinbursement)                                1.66%        2.00%
 Net investment income                                                          0.62%        0.24%

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            Year Ended   Year Ended   Year Ended
CLASS A                                                                       6/30/03      6/30/02      6/30/01
Net asset value, beginning of period                                         $ 11.90      $ 11.34      $ 10.00
                                                                             -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                                       $  0.04      $  0.03      $  0.01
 Net realized and unrealized gain (loss) on investments                        (0.64)        0.59         1.35
                                                                             -------      -------      -------
   Net increase (decrease) from investment operations                        $ (0.60)     $  0.62      $  1.36
Distributions to shareowners:
 Net investment income                                                         (0.03)           -        (0.02)
 Net realized gain                                                                 -        (0.06)           -
                                                                             -------      -------      -------
Net increase (decrease) in net asset value                                   $ (0.63)     $  0.56      $  1.34
                                                                             -------      -------      -------
Net asset value, end of period                                               $ 11.27      $ 11.90      $ 11.34
                                                                             =======      =======      =======
Total return*                                                                  (5.04)%       5.52%       13.65%
Ratio of net expenses to average net assets+                                    2.22%        2.33%        3.31%
Ratio of net investment income (loss) to average net assets+                    0.30%       (0.01)%      (1.19)%
Portfolio turnover rate                                                           71%          44%          29%
Net assets, end of period (in thousands)                                     $22,235      $16,501      $12,618
Ratios with no reimbursement/recoupment of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Total expenses before recoupment (reimbursement)                               2.22%        2.33%        3.31%
 Net investment income (loss)                                                   0.30%       (0.01)%      (1.19)%
Ratios with reimbursement/recoupment of management fees and
 assumption of expenses by PIM and reduction for fees paid indirectly:
 Total expenses after recoupment (reinbursement)                                2.00%        2.00%        2.00%
 Net investment income                                                          0.52%        0.31%        0.12%

(a) Effective December 28, 2004 PIM became the sub-advisor of the Fund and subsequently became the advisor on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.

22 The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                                     2/28/05(a) to
CLASS B                                                                 6/30/05
Net asset value, beginning of period                                  $  16.05
                                                                      --------
Increase from investment operations:
  Net investment income                                               $   0.01
  Net realized and unrealized gain on investments                         0.09
                                                                      --------
     Net increase from investment operations                          $   0.10
                                                                      --------
Net increase in net asset value                                       $   0.10
                                                                      --------
Net asset value, end of period                                        $  16.15
                                                                      ========
Total return*                                                             0.62%***
Ratio of net expenses to average net assets+                              2.10%**
Ratio of net investment income to average net assets+                     0.40%**
Portfolio turnover rate                                                     49%***
Net assets, end of period (in thousands)                              $ 12,454
Ratios with no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses+                                                           2.19%**
  Net investment income+                                                  0.31%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                            2.10%**
  Net investment income                                                   0.40%**

(a)  Class B shares were first publicly offered on February 28, 2005.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.   23

Pioneer Cullen Value Fund
--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                               2/28/05(a) to
CLASS C                                                           6/30/05
Net asset value, beginning of period                            $  16.05
                                                                --------
Increase from investment operations:
  Net investment income                                         $   0.01
  Net realized and unrealized gain on investments                   0.09
                                                                --------
   Net increase from investment operations                      $   0.10
                                                                --------
Net increase in net asset value                                 $   0.10
                                                                --------
Net asset value, end of period                                  $  16.15
                                                                ========
Total return*                                                       0.62%***
Ratio of net expenses to average net assets+                        2.15%**
Ratio of net investment income to average net assets+               0.34%**
Portfolio turnover rate                                               49%***
Net assets, end of period (in thousands)                        $ 15,560
Ratios with no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid
  indirectly:
  Net expenses+                                                     2.27%**
  Net investment income+                                            0.22%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                      2.15%**
  Net investment income                                             0.34%**

(a)  Class C shares were first publicly offered on February 28, 2005.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

24 The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                                     2/28/05(a) to
CLASS Y                                                                 6/30/05
Net asset value, beginning of period                                  $  16.05
                                                                      --------
Increase from investment operations:
  Net investment income                                               $   0.03
  Net realized and unrealized gain on investments                         0.12
                                                                      --------
   Net increase from investment operations                            $   0.15
                                                                      --------
Net increase in net asset value                                       $   0.15
                                                                      --------
Net asset value, end of period                                        $  16.20
                                                                      ========
Total return*                                                             0.93%***
Ratio of net expenses to average net assets+                              0.99%**
Ratio of net investment income to average net assets+                     1.60%**
Portfolio turnover rate                                                     49%***
Net assets, end of period (in thousands)                              $  5,082
Ratios with no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses+                                                           0.99%**
  Net investment income+                                                  1.60%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                            0.99%**
  Net investment income                                                   1.60%**

(a)  Class Y shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.

***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   25

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Cullen Value Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, was reorganized on February 25, 2005, as the successor to the Cullen Value Fund. Cullen Value Fund transferred all of the net assets of Class A shares in exchange for the Fund's Class A shares in a one-to-one exchange ratio, on February 25, 2005, pursuant to an agreement and plan of reorganization dated January 18, 2005. The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek long-term capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Current income is a secondary objective.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Class B, Class C and Class Y were first publicly offered on February 28, 2005. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, and Class C shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2005 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05                              (continued)
--------------------------------------------------------------------------------

    distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of distributions paid during the years ended June 30, 2005, and June 30, 2004 were as follows:

-----------------------------------------------------------------------------
                                  2005         2004
-----------------------------------------------------------------------------
  Distributions paid from:
   Ordinary income             $ 88,361     $95,299
   Long-term capital gain       883,696           -
                               --------     -------
    Total                      $972,057     $95,299
                               ========     =======
-----------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at June 30, 2005:

-----------------------------------------------------------------------------
                                         2005
-----------------------------------------------------------------------------
  Undistributed ordinary income     $   609,570
  Undistributed long-term gain        3,939,032
  Unrealized appreciation             9,305,158
                                    -----------
   Total                            $13,853,760
                                    ===========
-----------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

    At June 30, 2005, the Fund has reclassified $5,238 to increase undistributed net investment income, $1 to increase paid-in capital and $5,239 to decrease accumulated net realized gain on investments to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the fund and is designed to represent the Fund's capital accounts on a tax basis.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $59,509 in underwriting commissions on the sale of Class A shares during the year ended June 30, 2005.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
    Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, and Class C shares can bear different transfer agent and distribution fees.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.70% of the Fund's average daily net assets up to $1 billion, 0.65% of the next $1 billion, 0.60% of the next $1 billion, and 0.55% of assets over $3 billion.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05                              (continued)
--------------------------------------------------------------------------------

On December 28, 2004, shareholders of the Cullen Value Fund approved a sub-advisory agreement between PIM and Cullen Capital Management, LLC, ("Cullen LLC") in anticipation of the reorganization which became effective on February 28, 2005. Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to Cullen LLC as compensation for Cullen's subadvisory services to the Fund.

Prior to the reorganization, Cullen Value Fund was advised by Cullen LLC, which received an annual fee equal to 1.00% of its average daily net assets. In addition, through February 28, 2005, Cullen Value Fund reimbursed $8,476 to Cullen LLC for expenses previously waived by Cullen LLC. This obligation was terminated on February 28, 2005.

Through November 1, 2008 PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares. Through November 1, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class B and Class C expenses to 2.15% of the average daily net assets attributable to Class B and Class C shares, respectively.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2005, $2,634 was payable to PIM related to management fees, administrative costs and certain others services, and is included in due to affiliates.

3. Transfer Agent

Since the reorganization, PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $8,497 in transfer agent fees payable to PIMSS at June 30, 2005. Prior to the reorganization, U.S. Bancorp was the transfer agent and the shareholder servicing agent of the Fund.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for three classes of shares (Class A Plan, Class B Plan, and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. This fee consists of a 0.25% service fee and a 0.75% distribution fee both paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $897 in distribution fees payable to PFD at June 30, 2005.

In addition, redemptions of each class of shares (except Class Y share) may be subject to a contingent deferred sales charge (CDSC). Effective February 28, 2005, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase were subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended June 30, 2005, CDSCs in the amount of $5,246 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended June 30, 2005, the Fund's expenses were reduced by $475 under such arrangements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Cullen Value Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Cullen Value Fund (the "Fund", formerly Cullen Value Fund) as of June 30, 2005, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 2004 and the financial highlights for each of the four years in the period ended June 30, 2004 were audited by other auditors whose report, dated August 9, 2004, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Cullen Value Fund at June 30, 2005, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                      /s/ Ernst & Young LLP

Boston, Massachusetts
August 1, 2005

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 82 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Pioneer Cullen Value Fund
----------------------------------------------------------------------------------------------------------------------------------
                        Positions Held     Length of Service    Principal Occupation            Other Directorships
Name and Age            With the Trust     and Term of Office   During Past Five Years           Held by this Trustee
John F.                                    Trustee since 2004.  Deputy Chairman and a           Chairman and Director of
Cogan, Jr. (79)*        Chairman of the                         Director of Pioneer Global      ICI Mutual Insurance Company;
                        Board,                                  Asset Management S.p.A.         Director of Harbor
                        Trustee and President                   ("PGAM"); Non-Executive         Global Company, Ltd.
                                                                Chairman and a Director of
                                                                Pioneer Investment
                                                                Management USA Inc.
                                                                ("PIM-USA"); Chairman and a
                                                                Director of Pioneer;
                                                                Director of Pioneer
                                                                Alternative Investment
                                                                Management Limited (Dublin);
                                                                President and a Director of
                                                                Pioneer Alternative
                                                                Investment Management
                                                                (Bermuda) Limited and
                                                                affiliated funds; President
                                                                and Director of Pioneer
                                                                Funds Distributor, Inc.
                                                                ("PFD"); President of all of
                                                                the Pioneer Funds; and Of
                                                                Counsel (since 2000, partner
                                                                prior to 2000), Wilmer
                                                                Cutler Pickering Hale and
                                                                Dorr LLP (counsel to PIM-USA
                                                                and the Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------
Osbert M.               Trustee and        Trustee since 2004.  President and Chief             None
Hood (52)**             Executive Vice                          Executive Officer, PIM-USA
                        President                               since May 2003 (Director
                                                                since January 2001);
                                                                President and Director of
                                                                Pioneer since May 2003;
                                                                Chairman and Director of
                                                                Pioneer Investment
                                                                Management Shareholder
                                                                Services, Inc. ("PIMSS")
                                                                since May 2003; Executive
                                                                Vice President of all of the
                                                                Pioneer Funds since June
                                                                2003; Executive Vice
                                                                President and Chief
                                                                Operating Officer of
                                                                PIM-USA, November 2000 to
                                                                May 2003; Executive Vice
                                                                President, Chief Financial
                                                                Officer and Treasurer, John
                                                                Hancock Advisers, L.L.C.,
                                                                Boston, MA, November 1999 to
                                                                November 2000; Senior Vice
                                                                President and Chief
                                                                Financial Officer, John
                                                                Hancock Advisers, L.L.C.,
                                                                April 1997 to November 1999


**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-------------------------------------------------------------------------------------------------------------------

Pioneer Cullen Value Fund
-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                        Positions Held     Length of Service    Principal Occupation During     Other Directorships Held by
Name, Age and Address   With the Trust     and Term of Office   Past Five Years                 this Trustee
David R. Bock **(61)    Trustee            Trustee since 2005.  Senior Vice President and       Director of The Enterprise
3050 K. Street NW,                                              Chief Financial Officer,        Social Investment Company
Washington, DC 20007                                            I-trax, Inc. (publicly          (privately-held affordable
                                                                traded health care services     housing finance company);
                                                                company) (2001 - present);      Director of New York
                                                                Managing Partner, Federal       Mortgage Trust (publicly
                                                                City Capital Advisors           traded mortgage REIT)
                                                                (boutique merchant
                                                                bank)(1995 - 2000; 2002 to
                                                                2004); Executive Vice
                                                                President and Chief
                                                                Financial Officer, Pedestal
                                                                Inc. (internet-based
                                                                mortgage trading company)
                                                                (2000 - 2002)




**Mr. Bock became a Trustee of the Fund on January 1, 2005, following retirement of Dr. R. H. Egdahl.
-------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)       Trustee            Trustee since 2004.  President, Bush                 Director of Brady
3509 Woodbine Street,                                           International (international    Corporation (industrial
Chevy Chase, MD 20815                                           financial advisory firm)        identification and specialty
                                                                                                coated material products
                                                                                                manufacturer), Millennium
                                                                                                Chemicals, Inc. (commodity
                                                                                                chemicals), Mortgage
                                                                                                Guaranty Insurance
                                                                                                Corporation, and R.J.
                                                                                                Reynolds Tobacco Holdings,
                                                                                                Inc. (tobacco)
-------------------------------------------------------------------------------------------------------------------------------
Margaret B.W.           Trustee            Trustee since 2004.  Founding Director, The          None
Graham (58)                                                     Winthrop Group, Inc.
1001 Sherbrooke Street                                          (consulting firm); Professor
West, Montreal,                                                 of Management, Faculty of
Quebec, Canada H3A 1G5                                          Management, McGill
                                                                University
-------------------------------------------------------------------------------------------------------------------------------

Pioneer Cullen Value Fund
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                        Positions Held     Length of Service     Principal Occupation During    Principal Occupation During
Name, Age and Address   With the Trust     and Term of Office    Past Five Years                Past Five Years

Marguerite A.           Trustee            Trustee since 2004.  President and Chief Executive   Director of New America
Piret (57)                                                      Officer, Newbury, Piret &       High Income Fund, Inc.
One Boston Place,                                               Company, Inc.(investment        (closed-end investment
28th Floor,                                                     banking firm)                   company)
Boston, MA 02108
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (76)    Trustee            Trustee since 2004.  Senior Counsel, Sullivan &      Director, The Swiss Helvetia
125 Broad Street,                                               Cromwell (law firm)             Fund, Inc. (closed-end
New York, NY 10004                                                                              investment company) and
                                                                                                AMVESCAP PLC (investment
                                                                                                managers)

------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)      Trustee            Trustee since 2004.  President, John Winthrop & Co., None
One North Adgers Wharf,                                         Inc. (private investment firm)
Charleston, SC 29401
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Cullen Value Fund
------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                        Positions Held     Length of Service    Principal Occupation During     Other Directorships Held
Name and Age            With the Trust     and Term of Office   Past Five Years                 by this Officer
Dorothy E.              Secretary          Since 2004.          Secretary of PIM-USA; Senior    None
Bourassa (57)                              Serves at the        Vice President - Legal of
                                           discretion of the    Pioneer; and Secretary/Clerk
                                           Board.               of most of PIM-USA's
                                                                subsidiaries since October
                                                                2000; Secretary of all of
                                                                the Pioneer Funds since
                                                                September 2003 (Assistant
                                                                Secretary from November 2000
                                                                to September 2003); and
                                                                Senior Counsel, Assistant
                                                                Vice President and Director
                                                                of Compliance of PIM-USA
                                                                from April 1998 through
                                                                October 2000

------------------------------------------------------------------------------------------------------------------------------------
Christopher J.          Assistant          Since 2004.          Assistant Vice President and    None
Kelley (40)             Secretary          Serves at the        Senior Counsel of Pioneer
                                           discretion of the    since July 2002; Vice
                                           Board.               President and Senior Counsel
                                                                of BISYS Fund Services, Inc.
                                                                (April 2001 to June 2002);
                                                                Senior Vice President and
                                                                Deputy General Counsel of
                                                                Funds Distributor, Inc.
                                                                (July 2000 to April 2001;
                                                                Assistant Secretary of all
                                                                Pioneer Funds since
                                                                September 2003

------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)    Assistant          Since 2004.          Partner, Wilmer Cutler          None
                        Secretary          Serves at the        Pickering Hale and Dorr LLP;
                                           discretion of the    Assistant Secretary of all
                                           Board.               Pioneer Funds since
                                                                September 2003
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)       Treasurer          Since 2004. Serves   Vice President - Fund           None
                                           at the discretion    Accounting, Administration
                                           of the Board.        and Custody Services of
                                                                Pioneer; and Treasurer of
                                                                all of the Pioneer Funds
                                                                (Assistant Treasurer from
                                                                June 1999 to November 2000)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Cullen Value Fund
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                        Positions Held     Length of Service    Principal Occupation During     Other Directorships Held
Name and Age            With the Trust     and Term of Office   Past Five Years                 by this Officer
Mark E. Bradley (45)    Assistant          Since 2004. Serves   Deputy Treasurer of Pioneer     None
                        Treasurer          at the discretion    since 2004; Treasurer and
                                           of the Board         Senior Vice President, CDC
                                                                IXIS Asset Management
                                                                Services from 2002 to 2003;
                                                                Assistant Treasurer and Vice
                                                                President, MFS Investment
                                                                Management from 1997 to
                                                                2002; and Assistant
                                                                Treasurer of all of the
                                                                Pioneer Funds since November
                                                                2004
-----------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (40)   Assistant          Since 2004. Serves   Assistant Vice President -      None
                        Treasurer          at the discretion    Fund Accounting,
                                           of the Board         Administration and Custody
                                                                Services of Pioneer; and
                                                                Assistant Treasurer of all
                                                                of the Pioneer Funds since
                                                                November 2000
-----------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)      Assistant          Since 2004. Serves   Fund Accounting Manager -       None
                        Treasurer          at the discretion    Fund Accounting,
                                           of the Board         Administration and Custody
                                                                Services of Pioneer; and
                                                                Assistant Treasurer of all
                                                                of the Pioneer Funds since
                                                                May 2002
-----------------------------------------------------------------------------------------------------------------------------------
Katherine               Assistant          Since 2004. Serves    Fund Administration Manager    None
Kim Sullivan (31)       Treasurer          at the discretion     - Fund Accounting,
                                           of the Board          Administration and Custody
                                                                 Services since June 2003;
                                                                 Assistant Vice President -
                                                                 Mutual Fund Operations of
                                                                 State Street Corporation
                                                                 from June 2002 to June 2003
                                                                 (formerly Deutsche Bank
                                                                 Asset Management); Pioneer
                                                                 Fund Accounting,
                                                                 Administration and Custody
                                                                 Services (Fund Accounting
                                                                 Manager from August 1999 to
                                                                 May 2002), Assistant
                                                                 Treasurer of all Pioneer
                                                                 Funds since September 2003

-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Cullen Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                        Positions Held     Length of Service    Principal Occupation During     Other Directorships Held by
Name and Age            With the Trust     and Term of Office   Past Five Years                 this Officer
Martin J. Wolin (37)    Chief Compliance   Since October, 2004. Chief Compliance Officer of     None
                                           Serves at the        Pioneer (Director of
                                           discretion of the    Compliance and Senior
                                           Board.               Counsel from November 2000
                                                                to September 2004); Vice
                                                                President and Associate
                                                                General Counsel of UAM Fund
                                                                Services, Inc. (mutual fund
                                                                administration company) from
                                                                February 1998 to November
                                                                2000; and Chief Compliance
                                                                Officer of all of the
                                                                Pioneer Funds.

-----------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.
                                                                              39
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

    We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

    Call us for:

    Account Information, including existing accounts,
    new accounts, prospectuses, applications
    and service forms                                          1-800-225-6292

    FactFone(SM) for automated fund yields, prices,
    account information and transactions                       1-800-225-4321

    Retirement plans information                               1-800-622-0176

    Telecommunications Device for the Deaf (TDD)               1-800-225-1997

    Write to us:

    PIMSS, Inc.
    P.O. Box 55014
    Boston, Massachusetts 02205-5014

    Our toll-free fax                                          1-800-225-4240

    Our internet e-mail address                 ask.pioneer@pioneerinvest.com
    (for general questions about Pioneer only)

     Visit our web site:                                  www.pioneerfunds.com

    Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

    The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Fees for audit services provided to the Fund, including fees associated with the annual filings of its Form N-1A totaled approximately $32,000 in 2005.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no audit-related services provided to the Fund for the fiscal year ended June 30, 2005.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Fees for tax compliance services, primarily for tax returns, totaled approximately $6,800 for 2005.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other services provided to the Fund during the fiscal year ended June 30, 2005.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

	 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the year ended June 30, 2005, there were no services provided to an affiliate that required the Funds audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Funds independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $6,800 in 2005.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.